Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2022
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2022, 2021 and 2020, share units were issued to the Executive Board members under the LTI 2020. For more information about the terms and details of this plan, see Note (B.3).

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2022, 2021, and 2020 was as follows:

Executive Board Compensation

€ thousands	2022	2021	2020
Short-term employee benefits	12,556	25,015	5,094
Share-based payment	20,726	25,095	23,095
Subtotal	33,282	50,110	28,189
Post-employment benefits	-1,429	464	488
Thereof defined-benefit	-1,433	461	487
Thereof defined-contribution	4	3	1
Termination Benefits	9,600	NA	NA
Total	41,453	50,574	28,677

Share-Based Payment for Executive Board Members

	2022	2021	2020
Number of share units granted	205,965	238,428	201,690
Total expense in € thousands	9,986	6,356	11,173

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2022	2021	2020
DBO 12/31	1,462	3,435	3,520
Annual pension entitlement	114	108	98

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2022	2021	2020
Total compensation	5,206	3,856	3,755
Thereof fixed compensation	3,149	3,176	3,149
Thereof committee remuneration	2,058	680	606

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2022	2021	2020
Payments	2,217	2,159	3,010
DBO 12/31	31,217	42,313	44,043

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2022, 2021, or 2020.

Detailed information about the different elements of the compensation is disclosed in the Compensation Report, which is available on SAP’s Web site.